Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Accrued Liabilities [Abstract]
Accrued wages and benefits(1)	$ 4,954	$ 4,652
Self-insurance(2)	3,306	3,477
Accrued non-income taxes(3)	2,592	2,554
Other(4)	8,300	8,110
Accrued liabilities	$ 19,152	$ 18,793